13. BORROWINGS AND FINANCING (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings And Financing
Opening balance		R$ 27,967,036	R$ 28,827,074
New debts		8,116,247	10,149,381
Repayment		(6,448,658)	(11,775,093)	R$ (5,019,978)
Payments of charges		(1,922,130)	(2,039,112)
Accrued charges (Note 28)		2,002,052	1,996,305
Consolidation of CBSI			19,722
Others	[1]	5,556,106	788,759
Closing balance		R$ 35,270,653	R$ 27,967,036	R$ 28,827,074

[1]	Including unrealized exchange and monetary variations and funding cost.